ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

1. ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

Taoping Inc. (f/k/a China Information Technology, Inc.), together with its subsidiaries (the “Company” or “TAOP”), is a blockchain technology and smart cloud services provider. The Company provides cloud-based display terminal and service of digital advertising distribution network and new media resource sharing platform in the Out-of-Home advertising market in China. It’s integrated end-to-end digital advertising solutions enables customers to distribute and manage ads on the ads display terminals. With multiple cloud data centers deployed, the Company also provides computing power and creates value for the encrypted digital currency industry.

In May 2018, we changed our corporate name from “China Information Technology Inc.” to “Taoping Inc.”, to reflect our current business operations in the new media and IoT industries. In 2021, Information Security Tech. International Co. Ltd. (“IST HK”), one of the Company’s Hong Kong subsidiaries, changed its corporate name to Taoping Group (China) Ltd. to reflect the Company’s current corporate structure to be in line with the new business strategies. As listed in the table below, these services are provided through the Company’s operating subsidiaries, primarily in Hong Kong, mainland China and Kazakhstan.

On June 9, 2021, the Company consummated an acquisition of 100% of the equity interest of Taoping New Media Co., Ltd (“TNM”), a leading media operator in China’s out-of-home digital advertising industry. Mr. Jianghuai Lin, the Chairman and CEO of TAOP, who then owned approximately 26.9% of total shares outstanding of the Company, owned approximately 51% of TNM. TNM focuses on digital life scenes and mainly engaged in selling out-of-home advertising time slots on its networked smart digital advertising display terminals with artificial intelligence and big data technologies. The acquisition of TNM is expected to enhance TAOP’s presence in the new media and advertising sectors.

In 2021, the Company launched blockchain related new business in cryptocurrency mining operations and newly established subsidiaries in Hong Kong to supplement its diminished Traditional Information Technology (TIT) business segment as a part of new business transformation.

In September 2021, the Company and the Company’s wholly owned subsidiary, Information Security Technology (China) Co., Ltd. (“IST”) entered into an equity transfer agreement with Mr. Jianghuai Lin, the sole shareholder of iASPEC Technology Group Co., Ltd. (“iASPEC”). Upon closing of the equity transfer, the Company’s variable interest entity structure was dissolved and iASPEC became a wholly owned indirect subsidiary of the Company.

In September 2021, the Company also strategically relocated its global corporate headquarters to Hong Kong to better implement cryptocurrency mining operations and blockchain related new businesses and streamline its international business development, client communication, and service delivery. The office located in Shenzhen, China becomes the TAOP’s regional headquarters in Mainland China.

As a result of the Company’s business transformation and its exit from the TIT business, the Company disposed of 100% equity interests of iASPEC (excluding iASPEC’s subsidiaries) which mainly conducted TAOP’s TIT business to an unrelated third party for nil consideration on June 7, 2022. The disposition resulted in a total recorded income of approximately $1.1 million for the Company for the six months ended June 30, 2022.

Upon the disposition, iASPEC, excluding its subsidiaries, was no longer part of TAOP. As such, the Company’s consolidated financial statements for the six months ended June 30, 2022 only included the financial results of iASPEC for the period from January 1 through June 7, 2022.

In addition, the Company’s subsidiaries, Alpha Digital Group Ltd., Taoping Digital Tech. (Dongguan) Co., Ltd., Wuhu Taoping Education Technology Co., Ltd., and Shenzhen Taoping Education Technology Co., Ltd., were dissolved on January 28, May 17, May 31 and June 14, 2022, respectively, as a result of the business realignment of the Company.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

The following table lists our subsidiaries as of the respective date as indicated below.

Entities	Subsidiaries	June 30, 2022 % owned	December 31, 2021 % owned	December 31, 2020 % owned	Location

Taoping Inc.					British Virgin Islands
Taoping Holdings Limited (THL)	Subsidiary	100%	100%	100%	British Virgin Islands
Taoping Group (China) Ltd. (IST HK)	Subsidiary	100%	100%	100%	Hong Kong, China
Taoping Digital Assets (Asia) Limited (TDAL)	Subsidiary	100%	100%	-	Hong Kong, China
Taoping Digital Assets (Hong Kong) Limited (TDL)	Subsidiary	100%	100%	-	Hong Kong, China
Taoping Capital Limited (TCL)	Subsidiary	100%	100%	-	Hong Kong, China
Alpha Digital Group Ltd. (ADG)	Subsidiary	-	100%	-	Cayman, Island
Kazakh Taoping Operation Management Co. Ltd. (KTO)	Subsidiary	100%	100%	-	Kazakhstan
Kazakh Taoping Data Center Co. Ltd. (KTD)	Subsidiary	100%	100%	-	Kazakhstan
Information Security Tech. (China) Co., Ltd. (IST)	Subsidiary	100%	100%	100%	Shenzhen, China
TopCloud Software (China) Co., Ltd. (TopCloud)	Subsidiary	100%	100%	100%	Shenzhen, China
Information Security IoT Tech. Co., Ltd. (ISIOT)	Subsidiary	100 `%	100%	100%	Shenzhen, China
iASPEC Technology Group Co., Ltd. (iASPEC)	Subsidiary	-	100%	VIE	Shenzhen, China
Biznest Internet Tech. Co., Ltd. (Biznest)	Subsidiary	100%	100%	VIE subsidiary	Shenzhen, China
iASPEC Bocom IoT Tech. Co., Ltd. (Bocom)	Subsidiary	100%	100%	VIE subsidiary	Shenzhen, China
Taoping New Media Co., Ltd. (TNM)	Subsidiary	100%	100%	-	Shenzhen, China
Shenzhen Taoping Education Technology Co., Ltd. (SZTET)	Subsidiary	-	51%	-	Shenzhen, China
Wuhu Taoping Education Technology Co., Ltd. (WHTET)	Subsidiary	-	51%	-	Wuhu, China
Taoping Digital Tech. (Dongguan) Co., Ltd. (TDTDG)	Subsidiary	-	100%	-	Dongguan, China
TopCloud Tech. (Chenzhou) Co., Ltd. (TCTCZ)	Subsidiary	100%	100%	-	Chenzhou, China
Taoping Digital Tech. (Jiangsu) Co., Ltd. (TDTJS)	Subsidiary	100%	100%	-	Jiangsu, China
Zhenjiang Taoping IoT Tech. Co., Ltd. (ZJIOT)	Subsidiary	100%	-	-	Zhenjiang, China

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

Dissolution of the Variable Interest Entity Structure

iASPEC was a VIE of the Company. To comply with PRC laws and regulations that restrict foreign ownership of companies that provide public security information technology and Geographic Information Systems software operating services to certain government and other customers, the Company used to operate the restricted aspect of its business through iASPEC.

In September 2021, we dissolved the variable interest entity structure by exercising the purchase option under certain Option Agreement among IST, iASPEC and its shareholders, to purchase all of the equity interests in iASPEC at an aggregate exercise price of $1,800,000. On September 18, 2021, Taoping Inc. and IST entered into an equity transfer agreement with iASPEC and iASPEC’s then sole shareholder, Mr. Lin, under which Mr. Lin sold and transferred to IST all of the equity interests in and any and all rights and benefits relating thereto of iASPEC in exchange for 612,245 unregistered ordinary shares of Taoping Inc., as determined by dividing $1,800,000 by the volume-weighted average closing price of ordinary shares for the consecutive five (5) trading days immediately prior to September 18, 2021. The parties thereafter completed the equity transfer through applicable PRC governmental registration(s).

Upon the closing of the equity transfer, the Company’s variable interest entity structure was dissolved and iASPEC became a wholly owned indirect subsidiary of the Company. The amended and restated MSA was automatically terminated.

Going Concern and Management’s Plans

Although the COVID-19 pandemic has largely been contained in China, regional outbreaks of infections persist in various localities. The negative impact from the pandemic to macro economy and the out-of-home advertising business continued in the first half of 2022. However, our revenue achieved 64.0% year-over-year increase as a result of the additions of cryptocurrency mining operations and the acquisition of TNM for the year 2021. The Company incurred a net loss of approximately $2.0 million for the six months ended June 30, 2022, compared to a net loss of $14.5 million for the same period of 2021. The improved profitability was mainly due to the decrease of provision of allowance of credit losses and the expenses of stock-based compensation. The Company reported negative cash flows from operations of approximately $5.1 million for the six months ended June 30, 2022, compared to negative cash flows of $16.3 million from operations for the same period of 2021. As of June 30, 2022, the Company had a working capital deficit of approximately $5.3 million, compared to a working capital deficit of $6.3 million as of December 31, 2021. The Company had significant accumulated deficit approximately $204.1 million and $202.1 million as of June 30, 2022 and December 31, 2021, respectively.

In June 2021, the Company completed an acquisition of 100% of equity of TNM to offer more comprehensive services of the new media sharing platform and enhance revenue generation from new media and advertising sectors. In April 2021, the Company also formed a blockchain business segment and engages in cryptocurrency mining activities as the first initiative of this sector to supplement the diminished Traditional Information Technology (TIT) business segment as a part of new business transformation. Specifically, revenue generated from cryptocurrency mining was approximately $5.5 million, and the gross profit from cryptocurrency mining business was approximately $2.7 million for 2021. In the first half of 2022, revenue generated from cryptocurrency mining was approximately $3.2 million, and the gross profit from cryptocurrency mining business was approximately $1.1 million. The Company will continue to expand the digital advertising business through strategic acquisitions, increase computing powers for Blockchain related business operations and explore business opportunity in the smart community and new energy sectors to improve revenue and cash flow generations. The Company’s two core competencies, the Taoping national sales network and the highly scalable and compatible cloud platform, and its strong software development capability, making it a valued partner by many other smart-community customers and solution providers. In addition, the management will also continue to execute the existing business strategies with focuses on selection of quality customers, collection of accounts receivable, maintaining proper inventory level, and managing accounts payable to enhance operating cash flows. Meanwhile, the Company will aggressively develop domestic and international markets to develop new customers in new media business, and explore more blockchain related businesses, such as establishing overseas data centers in addition to Hong Kong and developing applications of NFT, cloud desktop and cloud rendering. The Company’s secured and un-used back credit line as of June 30, 2022 was approximately $2.2 million. With its well established “Taoping” brand, technology platform and industry reputation along with strategic expansion into the Blockchain business sector, the Company believes that it has the ability to raise needed capital to support the Company’s operations and business expansions.

If the Company’s execution of business strategies is not successful in addressing its current financial concerns, additional capital raise from issuing equity security or debt instrument or additional loan facility may occur to support required cash flows. However, the Company can make no assurances that financing will be available for the amounts we need, or on terms commercially acceptable to us, if at all. If one or all of these events do not occur or subsequent capital raise was insufficient to bridge financial and liquidity shortfall, substantial doubt exists about the Company’s ability to continue as a going concern. The consolidated financial statements have been prepared assuming that the Company will continue as a going concern and, accordingly, do not include any adjustments that might result from the outcome of this uncertainty. To overcome the going concern issue, the Company will actively seek opportunities to achieve revenue growth through strategic acquisitions on digital advertising, new revenue streams development, and significant expansion of computing power for cryptocurrency mining operations. In addition to cash generating from business, the Company has secured at least $8 million revolving bank facility line which provides important capital support for its operation.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS